Owners' Capital/Partners' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Owners' Capital/Partners' Equity
Schedule of reconciliation of owners' capital

	Share capital	Contributed surplus	Cash flow hedging reserve	Retained earnings	Total Owners' capital
Balance as of January 1, 2015	84	257,806	(3,120)	14,572	269,342

Capital contributions	—	39,786	—	—	39,786
Dividend declared	—	—	—	(10,800)	(10,800)
Profit attributable to GasLog's operations	—	—	—	18,710	18,710
Other comprehensive income attributable to GasLog's operations	—	—	593	—	593

Total comprehensive income attributable to GasLog's operations	—	—	593	18,710	19,303
Net contribution to the Partnership	(36)	(139,500)	—	(13,631)	(153,167)

Balance as of December 31, 2015	48	158,092	(2,527)	8,851	164,464

Capital contributions	—	40,385	—	—	40,385
Profit attributable to GasLog's operations	—	—	—	15,199	15,199
Other comprehensive income attributable to GasLog's operations	—	—	2,527	—	2,527

Total comprehensive income attributable to GasLog's operations	—	—	2,527	15,199	17,726
Net contribution to the Partnership	(12)	(60,660)	—	(6,234)	(66,906)

Balance as of December 31, 2016	36	137,817	—	17,816	155,669

Profit attributable to GasLog's operations	—	—	—	18,716	18,716

Total comprehensive income attributable to GasLog's operations	—	—	—	18,716	18,716
Net contribution to the Partnership	(36)	(137,817)	—	(36,532)	(174,385)

Balance as of December 31, 2017	—	—	—	—	—

Schedule of cash distributions

The Partnership's cash distributions for the years ended December 31, 2015, 2016 and 2017 are presented in the following table:

Declaration date	Type of units	Distribution per unit	Payment date	Amount paid
January 28, 2015	Common	$0.4345	February 12, 2015	$10,717
April 29, 2015	Common	$0.4345	May 14, 2015	$10,717
July 29, 2015	Common	$0.4345	August 13, 2015	$14,047
October 28, 2015	Common	$0.478	November 12, 2015	$15,712

Total				$51,193

January 27, 2016	Common	$0.478	February 12, 2016	$15,710
April 27, 2016	Common	$0.478	May 13, 2016	$15,712
July 27, 2016	Common	$0.478	August 12, 2016	$17,077
October 26, 2016	Common	$0.478	November 11, 2016	$17,078

Total				$65,577

January 26, 2017	Common	$0.49	February 10, 2017	$19,549
April 26, 2017	Common	$0.50	May 12, 2017	$20,121
July 26, 2017	Common	$0.51	August 11, 2017	$21,001
July 26, 2017	Preference	$0.71875	September 15, 2017	$4,132
October 25, 2017	Common	$0.5175	November 10, 2017	$22,377
November 16, 2017	Preference	$0.5390625	December 15, 2017	$3,100

Total				$90,280

Schedule of percentage allocation of the additional available cash from operating surplus in respect to incentive distribution rights

	Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875 up to $0.5625	75.0%	2.0%	23.0%
Thereafter	Above $0.5625	50.0%	2.0%	48.0%